INVENTORY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventory [Line Items]
Inventory write off	$ 1,227	$ 185
Raw Materials [Member]
Inventory [Line Items]
Inventory write off	$ 341	$ 0